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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here is Amendment [ ] Amendment Number: __________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Third Coast Capital Management, L.P.
Address: 5914 W. Courtyard Drive, Ste. 190
         Austin, TX  78730

Form 13F File Number: 028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David D. May                           Contact Person: Stephanie Harper
Title: Managing Member, Third Coast Capital GP, LLC
       (the general partner of Third Coast Capital Management, L.P.)
Phone: 512-306-0409

Signature, Place and Date of Signing:


/s/ David D. May                        Austin, Texas          May 15, 2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        40
Form 13F Information Table Value Total:   $56,080
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

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
          Column 1:             Column 2:   Column 3:  Column 4:          Column 5:          Column 6  Column 7:      Column 8:
---------------------------- -------------- --------- ----------- ------------------------- ---------- --------- -------------------
                                                      Fair Market Shares or                                        Voting Authority
                                Title of      CUSIP      Value    Principal                 Investment   Other   -------------------
       Name of Issuer             Class       Number   (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers   Sole  Shared None
---------------------------- -------------- --------- ----------- --------- ------ -------- ---------- --------- ------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207    1,536      21,000    SH               Sole               21,000
ALCOA INC                    COM            013817101    1,082      30,000    SH               Sole               30,000
BURLINGTON NORTHN SANTA FE C COM            12189T104      599       6,500    SH               Sole                6,500
CAMERON INTERNATIONAL CORP   COM            13342B105      416      10,000    SH               Sole               10,000
CENVEO INC                   COM            15670S105    1,674     160,000    SH               Sole              160,000
CHINA MOBILE LIMITED         SPONSORED ADR  16941M109      750      10,000    SH               Sole               10,000
COACH INC                    COM            189754104      995      33,000    SH               Sole               33,000
CSK AUTO CORP                COM            125965103    1,573     169,000    SH               Sole              169,000
DECKERS OUTDOOR CORP         COM            243537107    1,078      10,000    SH               Sole               10,000
EATON CORP                   COM            278058102      717       9,000    SH               Sole                9,000
ENTRUST INC                  COM            293848107      938     375,000    SH               Sole              375,000
FLOWSERVE CORP               COM            34354P105    1,305      12,500    SH               Sole               12,500
***FOCUS MEDIA HLDG LTD      SPONSORED ADR  34415V109      879      25,000    SH               Sole               25,000
***FOSTER WHEELER LTD        SHS NEW        G36535139    1,699      30,000    SH               Sole               30,000
FOUNDATION COAL HLDGS INC    COM            35039W100      403       8,000    SH               Sole                8,000
GAIAM INC                    CL A           36268Q103    1,888     109,000    SH               Sole              109,000
HACKETT GROUP INC            COM            404609109    2,675     684,200    SH               Sole              684,200
INDUSTRIAL DISTR GROUP INC   COM            456061100    2,128     212,000    SH               Sole              212,000
ISHARES TR                   FTSE XNHUA IDX 464287184    1,757      13,000    SH               Sole               13,000
KONA GRILL INC               COM            50047H201      932     105,000    SH               Sole              105,000
LOWES COS INC                COM            548661107      803      35,000    SH               Sole               35,000
MGM MIRAGE                   COM            552953101    2,621      44,600    SH               Sole               44,600
MONOGRAM BIOSCIENCES INC     COM            60975U108      360     340,000    SH               Sole              340,000
NEWFIELD EXPL CO             COM            651290108      423       8,000    SH               Sole                8,000
NII HLDGS INC                CL B NEW       62913F201      953      30,000    SH               Sole               30,000
PERFICIENT INC               COM            71375U101    3,573     450,000    SH               Sole              450,000
PETROHAWK ENERGY CORP        COM            716495106    1,009      50,000    SH               Sole               50,000
POWERSECURE INTL INC         COM            73936N105    6,279     533,500    SH               Sole              533,500
SAPIENT CORP                 COM            803062108      738     106,000    SH               Sole              106,000
SIRIUS SATELLITE RADIO INC   COM            82966U103      143      50,000    SH               Sole               50,000
TELETECH HOLDINGS INC        COM            879939106    4,209     187,386    SH               Sole              187,386
THIRD WAVE TECHNOLOGIES INC  COM            88428W108    1,475     160,000    SH               Sole              160,000
TIFFANY & CO NEW             COM            886547108    1,088      26,000    SH               Sole               26,000
TIVO INC                     COM            888706108      464      53,000    SH               Sole               53,000
TRANSOCEAN INC NEW           SHS            G90073100    2,028      15,000    SH               Sole               15,000
URBAN OUTFITTERS INC         COM            917047102    1,348      43,000    SH               Sole               43,000
VALUEVISION MEDIA INC        CL A           92047K107      970     175,000    SH               Sole              175,000
WAL MART STORES INC          COM            931142103    1,054      20,000    SH               Sole               20,000
WILLBROS GROUP INC           COM            969199108      979      32,000    SH               Sole               32,000
ZHONGPIN INC                 COM            98952K107      539      55,446    SH               Sole               55,446
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